Interest in Joint Operation - Schedule of Share of Joint Operation and Includes Inter-Company Transactions and Balances (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Sep. 26, 2025 USD ($)	Sep. 26, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of joint operations [line items]
Non-current assets	$ 12,176.8			$ 8,195.1
Property, plant and equipment	11,336.8			7,298.4
Cash and cash equivalents	1,779.2			860.2		$ 648.7	$ 769.4
Inventories	782.6			699.3
Total assets	15,225.2			10,142.9
Retained earnings	6,677.3			3,858.0
Non-current liabilities	4,852.9			3,065.6
Deferred taxation	1,401.7			503.8
Lease liabilities	379.1			363.3
Long-term incentive plan	20.4			20.0
Current liabilities	1,699.9			1,710.4
Trade and other payables	908.1			651.1
Current portion of lease liabilities	103.9			86.9
Total equity and liabilities	$ 15,225.2			10,142.9
Total for all joint operations
Disclosure of joint operations [line items]
Non-current assets		$ 527.7	$ 806.2	473.5	$ 764.0
Property, plant and equipment		527.7	806.2	473.5	764.0
Current assets		75.0	114.5	68.2	110.1
Cash and cash equivalents		26.3	40.2	20.6	33.3
Inventories		40.8	62.3	38.5	62.1
Other receivables		7.9	12.0	9.1	14.7
Total assets		602.7	920.7	541.7	874.1
Retained earnings		381.2	582.3	244.8	395.1
Non-current liabilities		161.7	247.0	150.6	243.0
Deferred taxation		73.5	112.3	63.0	101.6
Lease liabilities		64.2	98.0	65.0	104.9
Environmental rehabilitation costs		22.7	34.7	20.9	33.7
Long-term incentive plan		1.3	2.0	1.7	2.8
Current liabilities		59.8	91.4	146.2	236.0
Related entity loans payable		8.5	13.0	105.7	170.5
Trade and other payables		42.5	64.9	32.3	52.1
Current portion of lease liabilities		8.8	13.5	8.3	13.4
Total equity and liabilities		$ 602.7	$ 920.7	$ 541.7	$ 874.1